Sale of Intangible Assets and Discontinued Operation - Schedule of Discontinued Operations of Operating Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Sale Of Intangible Assets And Discontinued Operation - Schedule Of Discontinued Operations Of Operating Expenses
General and administrative expenses		$ 2,450,440
Total operating expenses from discontinued operation		2,450,440
OPERATING LOSS FROM DISCONTINUED OPERATION		(2,450,440)
Change in fair market value of derivative liabilities		(1,250,584)
Gain on sale of intangible assets, net		648,108
Net loss from discontinued operations		$ (3,052,916)